ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 11, 2017	Nov. 21, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 10, 2017	Sep. 27, 2013
State or country of incorporation					Nevada		Nevada
Date of incorporation					Jul. 21, 2009		Jul. 21, 2009
Net loss			$ (198,171)	$ (94,613)	$ (3,074,179)	$ (277,797)	$ (601,002)	$ (6,687,912)
Working capital deficit			(3,546,938)		(3,546,938)		2,234,720
Accumulated deficit			(4,076,398)		$ (4,076,398)		$ (1,002,219)	(401,217)
Description for periodic inventory system maintainance					A periodic inventory system is maintained by 100% count		A periodic inventory system is maintained by 100% count
Depreciation expense					$ 10,831	6,956	$ 9,448	5,416
Intangible asset, useful life					5 years
Amortization of intangible assets					$ 6,368	0
Impairment of goodwill					$ 1,949,884
Impairment of goodwill, percent					100.00%
Revenues			$ 9,546,951	$ 1,414,503	$ 19,775,398	$ 3,506,804	6,755,436	533,802
Change in revenues							$ 6,957,943
Amplerissimo Ltd [Member]
Equity ownership percentage										100.00%
Stock Purchase Agreement [Member] | Decahedron Ltd [Member]
Common stock shares reserved									170,000
Minimum [Member]
Client contribution percentage to revenue and accounts receivable							10.00%
Cyprus [Member]
Income tax rate					12.50%
Cash Equivalents							$ 19,876	7,808
United States [Member]
Cash Equivalents							$ 3,143	$ 190
Greece [Member]
Income tax rate					29.00%
United Kingdom of England [Member]
Income tax rate					20.00%
Subsequent Event [Member]
Reverse stock split	(1:10)	(1:10)